Other long-term assets	12 Months Ended
Dec. 31, 2011
Other long-term assets

14. Other long-term assets

Other long-term assets are as follows:

	December 31, 2010	December 31, 2011	December 31, 2011
	RMB	RMB	US$
			(Note 3)
Deferred employee compensation	18,462,866	10,708,214	1,701,364
Prepayment and deposits for property, equipment and software	0	28,565,286	4,538,567
Receivable from cost method investee (Note 8(1))	38,207,885	7,270,199	1,155,118
Receivable from WoW game points refund agent (Note 19)	0	28,651,292	4,552,232
Others	157,151	561,612	89,231

Total	56,827,902	75,756,603	12,036,512